PARTICULARS OF SUBSIDIARIES OF THE COMPANY (Tables)	12 Months Ended
Dec. 31, 2025
PARTICULARS OF SUBSIDIARIES OF THE COMPANY
Schedule of major subsidiaries directly and indirectly held by the Company

	Place of
	incorporation/
	establishment		Proportion ownership interest and
	and principal	Issued and fully paid	voting power held by the Company as at
	place of	ordinary share capital/	December 31,	December 31,	December 31,	Principal
Name of subsidiaries	business	registered capital	2023	2024	2025	activities
			%	%	%
Singapore Super Hi Dining Pte. Ltd.	Singapore	Ordinary share capital SGD10,117,416	100%	100%	100%	Wholesale and Food Manufacturing
Haidilao International Treasury Pte. Ltd.	Singapore	Ordinary share capital SGD1,000,000	100%	100%	100%	Financial management
Singapore Hiseries Pte. Ltd.	Singapore	Ordinary share capital SGD3,000,000	100%	100%	100%	Restaurant operation
Singapore Hai Di Lao Dining Pte. Ltd.	Singapore	Ordinary share capital SGD3,000,000	100%	100%	100%	Restaurant operation
HDL Management USA Corporation	USA	Ordinary share capital USD5,970,005	100%	100%	100%	Management consultation
Haidilao Catering (U.S.A.) Inc.	USA	Ordinary share capital USD10,000	100%	100%	100%	Restaurant operation
Haidilao Restaurant California Inc.	USA	Ordinary share capital USD2,000,000	100%	100%	100%	Restaurant operation
Haidilao Restaurant Group, Inc.	USA	Ordinary share capital USD10,000	100%	100%	100%	Restaurant operation
Haidilao Hot Pot Industry Inc.	USA	Ordinary share capital USD500,000	100%	100%	100%	Restaurant operation
Haute Hotpots Corporation	USA	Ordinary share capital USD500,000	100%	100%	100%	Restaurant operation

	Place of
	incorporation/
	establishment		Proportion ownership interest and
	and principal	Issued and fully paid	voting power held by the Company as at
	place of	ordinary share capital/	December 31,	December 31,	December 31,	Principal
Name of subsidiaries	business	registered capital	2023	2024	2025	activities
			%	%	%
Haidilao Hot Pot Century City Inc.	USA	Ordinary share capital USD500,000	100%	100%	100%	Restaurant operation
Haidilao Hot Pot Fremont Inc.	USA	Ordinary share capital USD500,000	100%	100%	100%	Restaurant operation
Haidilao Hot Pot Seattle, Inc.	USA	Ordinary share capital USD500,000	100%	100%	100%	Restaurant operation
Haidilao Hot Pot Bellevue Inc.	USA	Ordinary share capital USD500,000	100%	100%	100%	Restaurant operation
Haidilao Hot Pot Houston Inc.	USA	Ordinary share capital USD150,000	100%	100%	100%	Restaurant operation
Haidilao Hot Pot Chicago Inc.	USA	Ordinary share capital USD150,000	100%	100%	100%	Restaurant operation
Haidilao Hot Pot Dallas Inc.	USA	Ordinary share capital USD500,000	100%	100%	100%	Restaurant operation
Haidilao Hot Pot Jersey City Inc.	USA	Ordinary share capital USD500,000	100%	100%	100%	Restaurant operation
Haidilao Hot Pot Daly City Inc.	USA	Ordinary share capital USD500,000	100%	100%	100%	Restaurant operation
Haidilao Hot Pot San Diego Inc.	USA	Ordinary share capital USD500,000	100%	100%	100%	Restaurant operation
Haidilao Hot Pot Las Vegas, Inc.	USA	Ordinary share capital USD500,000	100%	100%	100%	Restaurant operation
Haidilao Hotpot Arizona Inc.	USA	Ordinary share capital USD500,000	100%	100%	100%	Restaurant operation
Haidilao Japan Co., Ltd.	Japan	Ordinary share capital JPY50,000,000	100%	100%	100%	Restaurant operation
Haidilao Korea Co., Ltd.	South Korea	Ordinary share capital KRW6,285,740,000	100%	100%	100%	Restaurant operation
Hai Di Lao Sydney Proprietary Limited	Australia	Ordinary share capital Australian Dollar (“AUD”) 3,500,001	100%	100%	100%	Restaurant operation
Hai Di Lao Melbourne Proprietary Limited	Australia	Ordinary share capital AUD1	100%	100%	100%	Restaurant operation
U.K. Haidilao Pte. Ltd.	UK	Ordinary share capital Great British Pound 500,000	100%	100%	100%	Restaurant operation
Hai Di Lao Canada Restaurants Group Ltd.	Canada	Registered capital Canadian Dollar (“CAD”) 17,000,100	100%	100%	100%	Restaurant operation

	Place of
	incorporation/
	establishment		Proportion ownership interest and
	and principal	Issued and fully paid	voting power held by the Company as at
	place of	ordinary share capital/	December 31,	December 31,	December 31,	Principal
Name of subsidiaries	business	registered capital	2023	2024	2025	activities
			%	%	%
Hai Di Lao Malaysia Sdn.Bhd.	Malaysia	Ordinary share capital Malaysian Ringgit (“MYR”) 6,000,000	100%	100%	100%	Restaurant operation
Haidilao International Food Services Malaysia Sdn Bhd	Malaysia	Ordinary share capital MYR6,000,000	100%	100%	100%	Wholesale and Food Manufacturing
Hai Di Lao Vietnam Holdings Company Limited	Vietnam	Ordinary share capital USD1,000,000	100%	100%	100%	Restaurant operation
PT Haidilao Indonesia Restaurants	Indonesia	Ordinary share capital Indonesian Rupiah (“IDR”) 35,000,000,000	100%	100%	100%	Restaurant operation
Hai Di Lao Proprietary (Thailand) Limited	Thailand	Ordinary share capital Thai Baht 122,448,980	98.97%	98.97%	98.97%	Restaurant operation
New Super Hi (Xi’an) Management Consulting Co., Ltd. (Note i)	The PRC	Ordinary share capital USD7,000,000	100%	100%	100%	Management consultation
Hai Di Lao UAE Restaurant L.L.C	United Arab Emirates	Ordinary share capital United Arab Emirates Dirham 300,000	100%	100%	100%	Restaurant operation
HAIDILAO Philippines Restaurant Corporation	Philippines	Ordinary share capital Philippine Peso 25,000,000	100%	100%	100%	Restaurant operation
HN&T	USA	Registered capital N/A	80%	80%	80%	Restaurant operation
Hai Di Lao Huo Guo (Cambodia) Co., Ltd	Cambodia	Ordinary share capital Cambodian Riel 200,000,000	100%	100%	100%	Restaurant operation
Haidilao Hot Pot MA Inc.	USA	Ordinary share capital USD500,000	N/A	100%	100%	Restaurant operation
Haidilao Hotpot GA Inc.	USA	Registered capital USD500,000	N/A	100%	100%	Restaurant operation

At the end of the reporting period, the Company has other subsidiaries that are not material to the Group. All subsidiaries in the Group are limited liability companies and have adopted December 31 as their financial year end date.

Notes:

i.	This subsidiary is a wholly foreign owned enterprise with limited liability established in the PRC.
ii.	None of the subsidiaries had issued any debt securities at the end of each year.